Financial instruments risk	12 Months Ended
Dec. 31, 2024
Financial instruments risk [Abstract]
Financial instruments risk
25	Financial instruments risk

Risk management objectives and policies

Grupo TMM is exposed to various risks in relation to financial instruments. The Company’s financial assets and liabilities by category are summarized in Note 13. The main types of risks are market risk, credit risk and liquidity risk.

The Company’s risk management is coordinated at its headquarters, in close cooperation with the board of directors, and focuses on actively securing short to medium-term cash flows by minimizing the exposure to volatile financial markets.

The Company does not actively engage in the trading of financial assets for speculative purposes nor does it write options. The most significant financial risk to which the Company is exposed are described below:

Market risk

Currency risk

The monetary position for Grupo TMM may be materially affected by variances in the exchange rate between the US dollar and the Mexican peso due to the Company’s significant operations in Mexico. The Company does not cover this exposure. Grupo TMM minimizes its exposure effects in foreign currency by contracting financial debt in Mexican pesos.

Grupo TMM also faces transactional currency exposure. This exposure derives from sales and acquisitions made in currencies other than Mexican pesos, Grupo TMM’s functional currency. As of December 31, 2024 and 2023, approximately 73% and 80% of Grupo TMM’s sales are denominated in US dollars, respectively while approximately 35% and 40% of the costs and expenses for both years are denominated in US dollars.

As of December 31, 2024 and 2023, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2024	2023
US dollars
Assets	$40,494	$23,356
Liabilities	(54,673)	(25,129)
	$(14,179)	$(1,773)

As of October 1, 2025, December 31, 2024 and 2023, the exchange rate was Ps18.3477, Ps20.5103 and Ps16.8935 per US dollar, respectively.

As of December 31, 2024 and 2023, the balance of monetary assets and liabilities denominated in currencies other than the Mexican peso or the US dollar is not significant.

Sensitivity analysis

The following table shows for the years ended December 31, 2024 and 2023 the sensitivity in profit or loss related to the financial assets and liabilities of Grupo TMM and the exchange rate; US dollar / Mexican peso considering that the rest of the conditions remain the same’, assumes a change of +/- 3% for 2024 and +/- 12% for 2023 in the peso / US dollar exchange rate.

This percentage was determined based on the volatility of the average exchange rate market over the past 12 months. The sensitivity analysis is based on financial instruments in foreign currency held by Grupo TMM on the reporting date.

If the Mexican peso had strengthened or weakened against the US dollar by 3% for 2024 and 12.00% for 2023,  this would have had the following impact on the monetary position:

	2024		2023
	3% increase in the exchange rate	3% decrease in the exchange rate	12% increase in the exchange rate	12% decrease in the exchange rate
Assets in US dollars	$1,124	$(1,124)	$47,348	$(47,348)
Liabilities in US dollars	(1,517)	1,517	(50,943)	50,943
	$(393)	$393	$(3,595)	$3,595

The exposure to exchange rates varies during each year, depending on the volume of overseas operations or in foreign currency; however, the above analysis is considered representative of Grupo TMM’s exposure to currency risk.

Interest rate risks

Grupo TMM’s exposure to the risk of changes in market interest rates is related principally to the long-term debt obligations at a variable interest rate.

Grupo TMM mainly contracts its loans in instruments with fixed rates; however, when the conditions of a variable rate loan are favorable, they are contracted under those conditions. As of December 31, 2024, the Company has $126.8 and $345.6 million pesos of debt contracted on fixed and variable rates, respectively. As of December 31, 2023, the debt contracted on fixed and variable rates was $71.2 and $3.2 million pesos, respectively.

Sensitivity analysis

The following table illustrates the sensitivity in profit or loss at December 31, 2024 and 2023 to a reasonably possible change in the interest rates of +/- 1% and +/- 1%, respectively. These changes are considered to be reasonably possible based on the current market conditions.

The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2024		2023
	+1% Variance	-1% Variance	+1% Variance	-1% Variance
Income or loss for the year	$(139)	$139	$(6,307)	$6,307

The impact shown in the above sensitivity is considered the same both in the results of profit or loss and in stockholders’ equity.

Concentration of risk

For the year ended December 31, 2024, the Company obtained revenues from PEMEX Exploración y Producción, CFE Energía and Celanese Operations Mexico, representing 28%, 14% and 11%, respectively. None of the remaining customers represents more than 4% of the total revenues.

For the year ended December 31, 2023, the Company obtained revenues from PEMEX Exploración y Producción, Celanse Operations Mexico and Helmsley Management, representing 38%, 13% and 6%, respectively. None of the remaining customers represent more than 4% of its total revenues.

The Company considers that the risk of concentration is reasonable due to its operation and the industry in which it operates. The Company’s strategic plans include gradually reducing the concentration of its revenues and customers from the maritime operation segment, by strengthening its maritime infrastructure and logistics operations, ports and terminals, which have a broader market with a lower concentration of customers.

Credit risk

Credit risk is managed on a group basis, based on the credit risk management policies and procedures of Company based on each operating segment.

Credit risk with respect to cash balances maintained in banks and sight deposits is managed through diversification of bank deposits that are only made with high credited financial institutions. For other receivables, other than trade accounts receivable and contractual assets, the balances are considered immaterial and whose risk of default is low.

The Company continuously monitors the creditworthiness of customers, based on its experience and customer profiles defined by Management. The Company’s policy is to deal only with creditworthy counterparties. Credit terms range between 30 and 90 days (except Pemex that handles credit terms of 180 days after billing date). Credit terms negotiated with customers are subject to an internal approval process that considers the experience and profile of the customer. Current credit risk is managed by a periodic review of the accounts receivable aging analysis, together with credit limits per customer.

For certain types of services and customers, it is required that they pay in advance the amount corresponding to the services, thus mitigating the credit risk.

Trade receivable from customers comprise a large number of clients across various industries and geographic areas in Mexico, except for the maritime operation segment where the number of clients is limited, which facilitates the monitoring of the risk conditions of those trade receivables.

Grupo TMM does not maintain any guarantee on its trade accounts receivable or any other financial assets.

In addition, the Company does not have guarantees related to other financial assets (i.e., other receivables, cash and cash equivalents held in banks).

Trade receivables

Grupo TMM applies the IFRS 9 simplified model of recognizing lifetime expected credit losses (ECL) for all trade receivables as these items do not have a significant financing component.

In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the days past due and also according to the geographical location of customers.

Expected credit loss rates are based on the sales payment profile as well as the corresponding historical credit losses during the last periods. Historical rates are adjusted to reflect current and future macroeconomic factors that affect the customer’s ability to liquidate the unpaid balance.

Trade receivables are written off when there is no reasonable expectation of recovery. Failure to make payments within 180 days from the invoice date and failure to engage with the Company on alternative payment arrangement amongst other is considered indicators of no reasonable expectation of recovery. However, industry and client’s practices could generate balances with more than 180 days of aging, for which conclusion is that those balances will be collected.

Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2024 and 2023 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2024
Gross carrying value	$151,637	$2,109	$4,326	$167,919	$325,991

Single average ECL rate					36.54%
Expected credit losses during the lifetime					$119,124

As of December 31, 2023
Gross carrying value	$49,544	$8,867	$3,505	$206,684	$268,600

Single average ECL rate					10.65%
Expected credit losses during the lifetime					$28,612

Liquidity risk

Liquidity risk consists of Grupo TMM being unable to meet its obligations. The Company manages its liquidity needs by monitoring scheduled debt service payments for short- and long-term financial liabilities, as well as forecasting cash inflows and outflows in the business at least on a weekly basis. As of December 31, 2024, and 2023, 74% and 90%, respectively, of Grupo TMM’s financial liabilities are due within the next 12 months.

The Group’s objective is to maintain cash and short-term investments to meet its liquidity requirements for periods of at least 30 days. This objective was met for the reported periods. Financing for long-term liquidity requirements is additionally secured through an adequate amount of available lines of credit and through the ability to sell non-strategic assets.

As of December 31, 2024, and 2023, the financial liabilities and other liabilities of Grupo TMM had contractual maturities (including interest payments as applicable) and were summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
As of December 31, 2024
Trade payables	$52,202	$50,186	$114,163	$260,497
Accounts payable and accrued expenses	356,200	-	-	-
Related parties		588,471
Leasing liabilities		172,409
Financial debt	13,286	9,133	21,791	38,392
	$421,688	$820,199	$135,954	$298,889
As of December 31, 2023
Trade payables	$9,606	$54,533	$12,374	$-
Accounts payable and accrued expenses	350,653	-	-	-
Related parties	-	340,744	-	-
Leasing liabilities	-	147,098	-	-
Financial debt	38,426	28,717	49,573	50,863
	$398,685	$571,092	$61,947	$50,863

The above amounts reflect the contractual cash flows without discount, which may differ from the values registered in the liabilities on the reporting date.